Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Short Duration Government Income Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek total return.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 24 of the Fund's Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of this Prospectus and page 24 of the Fund's Statement of Additional Information.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 90% of its net assets (plus any borrowings for investment purposes) in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the “90% Policy”).  The Fund may invest up to 10% of its net assets in securities in any ratings category, including securities rated below investment grade (commonly referred to as “junk bonds”).  The Fund's dollar-weighted average duration will not exceed three years.

The Fund seeks to achieve its investment objective by primarily allocating assets among other registered investment companies sponsored by the Eaton Vance organization that invest in various asset classes (the “Portfolios”) (commonly known as a “fund-of-funds”).  The Fund's portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund's assets invested in each Portfolio.  Each Portfolio is described in “Further Information about the Portfolios” in the Fund's Prospectus.

The Fund may also invest directly in securities (including derivatives such as futures contracts) to gain exposure to sectors of the market the investment adviser believes may not be represented or underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the Fund's duration or other general market exposures of the Fund.  To meet margin requirements of futures investments, the Fund will invest directly in securities such as U.S. Treasury bonds or U.S. Government agency mortgage-backed securities.  The Fund may also take short or long positions with regard to certain Markit indices, which are synthetic total return swap indices.

Each Portfolio may engage in active management techniques (such as derivatives, foreign currency transactions, securities lending, short sales, repurchase and reverse repurchase agreements, mortgage dollar roll transactions and forward commitments and any combination thereof) to protect against price or foreign currency fluctuations, to enhance return, as a substitute for the purchase and sale of securities, or to manage duration.   Certain Portfolios may borrow from banks for investment purposes.

The Fund may also engage in derivative transactions.  Transactions in derivative instruments may include: the purchase or sale of futures contracts on securities, indices or other financial instruments or currencies; repurchase agreements and reverse repurchase agreements; options on futures contracts; exchange-traded and over-the - counter options on securities, indices, currencies and other instruments; and interest rate, credit default, inflation and total return swaps.  The Fund may use interest rate swaps and options on interest rate swaps for risk management purposes and not as a speculative investment and would typically use interest rate swaps to shorten the average interest rate reset time of its holdings.  There is no stated limit on the Fund's use of derivatives.

The Fund's investments are generally held for the long term.  The portfolio managers seek to purchase securities they believe to be the best relative value with regard to price, yield, and expected total return in relation to available bonds in the approved markets. Investment decisions are made primarily on the basis of fundamental research and relative value.  The portfolio managers may sell a security when they believe the security no longer represents the best relative value and the fundamental research or cash needs dictate.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration
Under normal circumstances, the Fund invests at least 90% of its net assets (plus any borrowings for investment purposes) in securities issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities (the “90% Policy”).  The Fund may invest up to 10% of its net assets in securities in any ratings category, including securities rated below investment grade (commonly referred to as “junk bonds”).  The Fund's dollar-weighted average duration will not exceed three years.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Commercial Mortgage-Backed Securities Risk.  Commercial mortgage-backed securities (“CMBS”) are subject to credit, interest rate, prepayment and extension risk. CMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgage. CMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS react differently to changes in interest rates than other bonds and the prices of CMBS may reflect adverse economic and market conditions. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of CMBS.

Mortgage- and Asset-Backed Securities Risk.   Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risk.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage- and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets.  Certain mortgage-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. Funds with shorter average durations (including the Fund) may own individual investments that have longer durations than the average duration of the Fund.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions and may have extended settlement periods.  Fixed - income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate , fixed - income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer's ability to make principal and interest payments. In addition, the credit ratings of income securities and bank loans may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer's current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of income securities and bank loans, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund's operating expenses and adversely affect net asset value.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index .  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, reverse repurchase agreements, dollar rolls, borrowing, loans of portfolio securities and the use of when-issued, delayed delivery or forward commitment transactions, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Borrowing Risk.  Borrowing cash to increase investments may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the security purchased with the borrowings.  Successful use of a borrowing strategy depends on the investment adviser's ability to predict correctly interest rates and market movements.  There can be no assurance that the use of borrowings will be successful.  In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by both the Investment Company Act of 1940 and the terms of its credit facility with the lender.  The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount.  Borrowings involve additional expense to the Fund.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.   Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks of Repurchase Agreements and Reverse Repurchase Agreements.  In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. In a repurchase agreement, such an insolvency may result in a loss to the extent that the value of the purchased securities decreases during the delay. In a reverse repurchase agreement, the counterparty's insolvency may result in a loss equal to the amount by which the value of the securities sold by the Fund exceeds the repurchase price payable by the Fund; if the value of the purchased securities increases during such a delay, that loss may also be increased. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the net asset value of the Fund's shares. Because reverse repurchase agreements may be considered to be the practical equivalent of the Fund borrowing funds (and the counterparty making a loan), they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund's yield.

Short Sale Risk.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price and/or may have to sell related long positions before it had intended to do so.  The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.  The Fund may also be required to pay a premium and other transaction costs, which would increase the cost of the security sold short.  The amount of any gain will be decreased and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.  Because losses on short sales arise from increases in the value of the security sold short, the Fund's losses are potentially unlimited in a short sale transaction.  Short sales could be speculative transactions and involve special risks, including greater reliance on the investment adviser's ability to accurately anticipate the future value of a security.

Risk of Senior and Junior Loans.  Risks of investments in Senior Loans are similar to the risks of lower rated securities, although interest rate risk may be reduced because Senior Loan rates generally are adjusted for changes in short-term interest rates.  Junior Loans are subject to the same general risks.  Due to their lower place in the borrower's capital structure and possible unsecured status, Junior Loans may involve a higher degree of overall risk than Senior Loans of the same borrower.  Contractual restrictions may impede the Fund's ability to buy or sell loans.  It may take longer than seven days for transactions in loans to settle.  In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.

Risks Associated with Active Management.  The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions .

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk, Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense subsidies during certain periods.  Absent these reductions, performance for certain periods would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.eatonvance.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is no guarantee of future results.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 2.78% for the quarter ended June 30, 2009, and the lowest quarterly return was -1.59%, for the quarter ended June 30, 2013. For the 30 days ended October 31, 2015, the SEC yield for Class A shares was 1.96%, for Class B shares was 1.35%, for Class C shares was 1.42% and  for Class I shares was 2.20%.   For current yield information call 1-800-262-1122.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	For the ten years ended December 31, 2015, the highest quarterly total return for Class A was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest quarterly return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.59%)
Performance Table, Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher
Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod
The Class I performance shown above for the period prior to May 4, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to May 4, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is ,” without warranties, and with no liability.  Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance's products.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Thirty Day Yield, Phone	rr_ThirtyDayYieldPhone	For current yield information call 1-800-262-1122.
Eaton Vance Short Duration Government Income Fund | BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.54%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Eaton Vance Short Duration Government Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	$ 324
3 Years	rr_ExpenseExampleYear03	533
5 Years	rr_ExpenseExampleYear05	760
10 Years	rr_ExpenseExampleYear10	1,411
1 Year	rr_ExpenseExampleNoRedemptionYear01	324
3 Years	rr_ExpenseExampleNoRedemptionYear03	533
5 Years	rr_ExpenseExampleNoRedemptionYear05	760
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,411
Annual Return 2006	rr_AnnualReturn2006	3.86%
Annual Return 2007	rr_AnnualReturn2007	5.99%
Annual Return 2008	rr_AnnualReturn2008	1.38%
Annual Return 2009	rr_AnnualReturn2009	8.35%
Annual Return 2010	rr_AnnualReturn2010	3.19%
Annual Return 2011	rr_AnnualReturn2011	1.21%
Annual Return 2012	rr_AnnualReturn2012	3.48%
Annual Return 2013	rr_AnnualReturn2013	(1.15%)
Annual Return 2014	rr_AnnualReturn2014	2.47%
Annual Return 2015	rr_AnnualReturn2015	1.15%
1 Year	rr_AverageAnnualReturnYear01	(1.17%)
5 Years	rr_AverageAnnualReturnYear05	0.96%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	For the 30 days ended October 31, 2015, the SEC yield for Class A shares was
Thirty Day Yield	rr_ThirtyDayYield	1.96%
Eaton Vance Short Duration Government Income Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
10 Years	rr_AverageAnnualReturnYear10	1.30%
Eaton Vance Short Duration Government Income Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.66%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Eaton Vance Short Duration Government Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	3.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	$ 478
3 Years	rr_ExpenseExampleYear03	751
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,508
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	862
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,508
1 Year	rr_AverageAnnualReturnYear01	(2.54%)
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	2.19%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class B shares was
Thirty Day Yield	rr_ThirtyDayYield	1.35%
Eaton Vance Short Duration Government Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
1 Year	rr_ExpenseExampleYear01	$ 262
3 Years	rr_ExpenseExampleYear03	502
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,889
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	502
5 Years	rr_ExpenseExampleNoRedemptionYear05	866
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
1 Year	rr_AverageAnnualReturnYear01	(0.43%)
5 Years	rr_AverageAnnualReturnYear05	0.81%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	for Class C shares was
Thirty Day Yield	rr_ThirtyDayYield	1.42%
Eaton Vance Short Duration Government Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
1 Year	rr_ExpenseExampleYear01	$ 76
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	918
1 Year	rr_ExpenseExampleNoRedemptionYear01	76
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	411
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
Thirty Day Yield Column [Text]	rr_ThirtyDayYieldColumnName	and for Class I shares was
Thirty Day Yield	rr_ThirtyDayYield	2.20%

[1]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Portfolios in which it invests.